Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (196,333)	$ (208,230)	$ (387,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed transaction costs and mark-to-market adjustments of derivative liabilities	(37,811)
Depreciation & amortization	51,592	32,495	116,953
Non cash vehicle expenses	7,233	11,998	18,082
Share-based compensation expense	86,631	6,174	30,738
Debt discount accretion	1,695	2,635	1,296
Bad debt expense	2,766	463	2,135
Loss on extinguishment of debt	2,304		1,514
Loss on disposal of property and equipment	156	3,407
Other	392	(300)	(614)
Changes in assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	(8,372)	(662)	(4,553)
Inventory	(9,331)	(901)	(4,361)
Prepaid expenses and other current assets	(24,176)	7,095	(6,580)
Other assets	200	(162)	145
Accounts payable	(7,485)	(15,096)	(15,514)
Deferred revenue	16	6,203	30,341
Accrued expenses and other current liabilities	2,335	6,454	2,994
Other liabilities	(3,439)	(1,724)	5,529
Net cash used in operating activities	(131,627)	(150,151)	(209,377)
Cash flows from investing activities
Purchases of property and equipment	(846)	(500)	(7,179)
Purchases of vehicles	(214,852)	(11,862)	(101,381)
Net cash acquired in acquisitions	0	68,664	(171)
Net cash (used in) provided by investing activities	(215,698)	56,302	(108,731)
Cash flows from financing activities
Proceeds from Business Combination and PIPE financing	249,610
Transaction costs paid in connection with Business Combination and PIPE financing	(25,946)
Proceeds from issuance of debt, net of issuance costs	52,680	0	69,787
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs		51,711
Proceeds from issuance of redeemable convertible senior preferred stock and derivatives, net of issuance costs	207,814		271,943
Proceeds from issuance of common stock	423	933	1,219
Payment for settlement of warrants	(600)	(2,002)	(3,000)
Payment for settlement of debt	(40,610)	(18,776)	(21,337)
Net cash provided by financing activities	443,371	31,866	318,612
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	10,088	(3,590)	(1,049)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	106,134	(65,573)	(545)
Beginning of period	53,767	119,340	119,885
End of period	159,901	53,767	119,340
Non-cash activities:
Transaction costs not yet paid	6,563
Fair Value of net assets acquired in non cash acquisition	1,300,121	190,000
Conversion of convertible debt to redeemable convertible preferred stock in acquisition			8,271
Supplemental disclosures of cash flow information
Interest	695	4,278	3,271
Income taxes	263	214	916
Cash and Cash Equivalents [Member]
Cash flows from financing activities
Beginning of period	43,158	109,160
End of period	128,556	43,158	109,160
Restricted Cash [Member]
Cash flows from financing activities
Beginning of period	10,609	10,180
End of period	$ 31,345	$ 10,609	$ 10,180